Income taxes - Reconciliation of income taxes at statutory rates with the reported taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of income taxes at statutory rates with the reported taxes
Loss before income taxes	$ (24,701)	$ (20,634)
Tax rate	26.50%	26.50%
Income tax recovery at statutory rate	$ (6,546)	$ (5,468)
Permanent differences	543	1,269
Impact of foreign exchange, foreign tax rates, and changes to tax rates	(1,235)	(56)
Share issuance costs and other timing differences	5	(782)
Adjustment to prior years provision versus statutory tax returns	(750)
Income tax benefit not recognized	8,155	$ 5,037
Tax expense/(recovery)	$ 172